Related party transactions (Details 2) - 12 months ended Sep. 30, 2024 - Zhejiang Tantech Bamboo Technology Co., Limited [Member]	CNY (¥) ft²	USD ($) ft²
Lease No 3 [Member] | RMB [Member]
Annual rent RMB | ¥	¥ 131,835
Operating Lease From Related Parties [Member]
Annual rent RMB		$ 722,120
Annual rent in USD		$ 100,234
Area (in square meters) | ft²	3,573	3,573
Lease No 1 [Member]
Annual rent in USD		$ 23,438
Lease begin date	Aug. 01, 2021	Aug. 01, 2021
Lease end date	Jul. 31, 2031	Jul. 31, 2031
Leasing purpose	Factory building	Factory building
Area (in square meters) | ft²	1,180	1,180
Lease No 2 [Member]
Annual rent in USD		$ 58,497
Lease begin date	Jul. 14, 2021	Jul. 14, 2021
Lease end date	Jul. 13, 2031	Jul. 13, 2031
Leasing purpose	Factory building	Factory building
Area (in square meters) | ft²	1,914	1,914
Lease No 3 [Member]
Annual rent in USD		$ 18,299
Lease begin date	Mar. 01, 2023	Mar. 01, 2023
Lease end date	Feb. 29, 2028	Feb. 29, 2028
Leasing purpose	Office	Office
Area (in square meters) | ft²	479	479
Lease No 1 [Member] | RMB [Member]
Annual rent RMB | ¥	¥ 168,854
Lease No 2 [Member] | RMB [Member]
Annual rent RMB | ¥	¥ 421,431